                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
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Check Here if Amendment / /; Amendment No.
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   This Amendment (Check one only):     / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Austin, Calvert & Flavin, Inc.
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   Address:      755 East Mulberry
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                 Suite 400
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                 San Antonio, Texas 78212
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Form 13F File Number: 28-3226
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:    Sarah C. Doerr
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Title:   Chief Executive Officer
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Phone:   (210) 353-0525
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Signature, Place and Date of Signing:

         /s/ Sarah C. Doerr           San Antonio, Texas    February 17, 2009
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Report Type (Check only one):

/ / 13F HOLDINGS. (Check here if all holdings of this reporting manager are reported in this report.)

/X/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

    28-7592                     Waddell & Reed Financial, Inc.
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